LEASES - Liabilities (Details) - USD ($)	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019
LEASES
Operating lease commitments as at June 30,2019			$ 782,791
Discounted using the lessee?s incremental borrowing rate of at the date of initial application		$ 674,360
Add: finance lease liabilities recognized as at June 30,2019		848,817
Lease liabilities	$ 1,185,812	1,523,177
Non-current	528,179	664,980
Current	657,633	858,197
Total	$ 1,185,812	$ 1,523,177